Derivative Instruments - Schedule of Notional Amounts of Trading Derivatives (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	$ 5,800,058	$ 4,707,717
Interest rate swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	4,562,936	3,572,605
Interest rate swap contract [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	3,831,997	3,202,365
Foreign exchange contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	1,070,741	983,461
Foreign exchange contracts [member] | Cross currency swaps [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	92,916	85,586
Foreign exchange contracts [member] | Cross currency interest rate contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	455,232	434,210
Commodity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	76,097	70,764
Commodity contract [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	24,366	18,713
Trading Derivatives [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	5,602,127	4,530,260
Trading Derivatives [Member] | Equity contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	86,412	77,437
Trading Derivatives [Member] | Interest rate swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	4,415,702	3,443,730
Trading Derivatives [Member] | Interest rate swap contract [member] | Purchased call options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	61,652	39,514
Trading Derivatives [Member] | Interest rate swap contract [member] | Written put options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	65,232	46,531
Trading Derivatives [Member] | Interest rate swap contract [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	3,684,763	3,073,490
Trading Derivatives [Member] | Interest rate swap contract [member] | Forward rate agreements [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	411,573	195,142
Trading Derivatives [Member] | Interest rate swap contract [member] | Futures contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	192,482	89,053
Trading Derivatives [Member] | Foreign exchange contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	1,020,426	935,223
Trading Derivatives [Member] | Foreign exchange contracts [member] | Purchased call options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	24,093	29,813
Trading Derivatives [Member] | Foreign exchange contracts [member] | Written put options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	25,438	30,350
Trading Derivatives [Member] | Foreign exchange contracts [member] | Futures contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	739	794
Trading Derivatives [Member] | Foreign exchange contracts [member] | Cross currency swaps [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	57,226	50,534
Trading Derivatives [Member] | Foreign exchange contracts [member] | Cross currency interest rate contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	449,187	430,808
Trading Derivatives [Member] | Foreign exchange contracts [member] | Forward contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	463,743	392,924
Trading Derivatives [Member] | Commodity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	76,097	70,764
Trading Derivatives [Member] | Commodity contract [member] | Purchased call options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	9,485	12,111
Trading Derivatives [Member] | Commodity contract [member] | Written put options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	9,142	11,801
Trading Derivatives [Member] | Commodity contract [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	24,366	18,713
Trading Derivatives [Member] | Commodity contract [member] | Futures contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	33,104	28,139
Trading Derivatives [Member] | Credit default swaps [member] | Purchased call options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	3,047	2,658
Trading Derivatives [Member] | Credit default swaps [member] | Written put options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	443	448
Exchange Traded [Member] | Trading Derivatives [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	315,409	171,107
Exchange Traded [Member] | Trading Derivatives [Member] | Equity contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	33,687	14,253
Exchange Traded [Member] | Trading Derivatives [Member] | Interest rate swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	235,622	108,744
Exchange Traded [Member] | Trading Derivatives [Member] | Interest rate swap contract [member] | Purchased call options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	26,629	10,407
Exchange Traded [Member] | Trading Derivatives [Member] | Interest rate swap contract [member] | Written put options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	16,511	9,284
Exchange Traded [Member] | Trading Derivatives [Member] | Interest rate swap contract [member] | Futures contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	192,482	89,053
Exchange Traded [Member] | Trading Derivatives [Member] | Foreign exchange contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	4,784	8,044
Exchange Traded [Member] | Trading Derivatives [Member] | Foreign exchange contracts [member] | Purchased call options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	2,625	6,001
Exchange Traded [Member] | Trading Derivatives [Member] | Foreign exchange contracts [member] | Written put options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	1,420	1,249
Exchange Traded [Member] | Trading Derivatives [Member] | Foreign exchange contracts [member] | Futures contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	739	794
Exchange Traded [Member] | Trading Derivatives [Member] | Commodity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	41,316	40,066
Exchange Traded [Member] | Trading Derivatives [Member] | Commodity contract [member] | Purchased call options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	3,303	5,031
Exchange Traded [Member] | Trading Derivatives [Member] | Commodity contract [member] | Written put options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	4,909	6,896
Exchange Traded [Member] | Trading Derivatives [Member] | Commodity contract [member] | Futures contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	33,104	28,139
Over the Counter [member] | Trading Derivatives [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	5,286,718	4,359,153
Over the Counter [member] | Trading Derivatives [Member] | Equity contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	52,725	63,184
Over the Counter [member] | Trading Derivatives [Member] | Interest rate swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	4,180,080	3,334,986
Over the Counter [member] | Trading Derivatives [Member] | Interest rate swap contract [member] | Purchased call options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	35,023	29,107
Over the Counter [member] | Trading Derivatives [Member] | Interest rate swap contract [member] | Written put options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	48,721	37,247
Over the Counter [member] | Trading Derivatives [Member] | Interest rate swap contract [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	3,684,763	3,073,490
Over the Counter [member] | Trading Derivatives [Member] | Interest rate swap contract [member] | Forward rate agreements [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	411,573	195,142
Over the Counter [member] | Trading Derivatives [Member] | Foreign exchange contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	1,015,642	927,179
Over the Counter [member] | Trading Derivatives [Member] | Foreign exchange contracts [member] | Purchased call options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	21,468	23,812
Over the Counter [member] | Trading Derivatives [Member] | Foreign exchange contracts [member] | Written put options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	24,018	29,101
Over the Counter [member] | Trading Derivatives [Member] | Foreign exchange contracts [member] | Cross currency swaps [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	57,226	50,534
Over the Counter [member] | Trading Derivatives [Member] | Foreign exchange contracts [member] | Cross currency interest rate contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	449,187	430,808
Over the Counter [member] | Trading Derivatives [Member] | Foreign exchange contracts [member] | Forward contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	463,743	392,924
Over the Counter [member] | Trading Derivatives [Member] | Commodity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	34,781	30,698
Over the Counter [member] | Trading Derivatives [Member] | Commodity contract [member] | Purchased call options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	6,182	7,080
Over the Counter [member] | Trading Derivatives [Member] | Commodity contract [member] | Written put options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	4,233	4,905
Over the Counter [member] | Trading Derivatives [Member] | Commodity contract [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	24,366	18,713
Over the Counter [member] | Trading Derivatives [Member] | Credit default swaps [member] | Purchased call options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	3,047	2,658
Over the Counter [member] | Trading Derivatives [Member] | Credit default swaps [member] | Written put options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	$ 443	$ 448